Income Taxes - Schedule of Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Net operating loss carryforward	$ 11,574	$ 11,844
Deferred revenue	16,146	18,459
Property, plant, and equipment	1,507	1,843
Accrued expenses	78,192	54,087
Bad debt allowance	36	37
Amortization and impairment	6,301	7,222
Other, net	9,323	11,665
Total deferred tax assets	123,079	105,157
Valuation allowance for deferred tax assets	(13,082)	(13,688)
Net deferred tax assets	109,997	91,469
Deferred tax liabilities:
Property, plant, and equipment	(1,879)	(2,205)
Other, net	(326)	(302)
Total deferred tax liabilities	(2,205)	(2,507)
Net deferred tax assets	107,792	88,962
Domestic	5,162	5,655
Foreign	102,630	83,307
Net deferred tax assets	$ 107,792	$ 88,962